Convertible and redeemable preferred shares (Schedule of Changes in Preferred Shares) (Details)	1 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended							1 Months Ended		12 Months Ended						0 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended
	Apr. 30, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2013 Series A Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A Preferred Stock [Member] CNY	Apr. 30, 2012 Series A Preferred Stock [Member] USD ($)	Apr. 30, 2012 Series A Preferred Stock [Member] CNY	Dec. 31, 2014 Series A Preferred Stock [Member] CNY		Dec. 31, 2013 Series A Preferred Stock [Member] CNY		Dec. 31, 2012 Series A Preferred Stock [Member] CNY		Dec. 31, 2014 Series A Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A-1 Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series A-1 Preferred Stock [Member] CNY		Dec. 31, 2013 Series A-1 Preferred Stock [Member] CNY		Dec. 31, 2012 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series A-1 Preferred Stock [Member] USD ($)	May 03, 2012 Series B Preferred Stock [Member] USD ($)	May 03, 2012 Series B Preferred Stock [Member] CNY	Dec. 31, 2014 Series B Preferred Stock [Member] CNY		Dec. 31, 2013 Series B Preferred Stock [Member] CNY		Dec. 31, 2012 Series B Preferred Stock [Member] CNY		Dec. 31, 2014 Series B Preferred Stock [Member] USD ($)	Jul. 31, 2013 Series B-1 Preferred Stock [Member] USD ($)	Jul. 31, 2013 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series B-1 Preferred Stock [Member] CNY		Dec. 31, 2013 Series B-1 Preferred Stock [Member] CNY		Dec. 31, 2012 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series B-1 Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member] CNY	Dec. 31, 2014 Series C Preferred Stock [Member] CNY		Dec. 31, 2013 Series C Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series C Preferred Stock [Member] CNY		Dec. 31, 2012 Series C Preferred Stock [Member] CNY	Dec. 31, 2014 Series C Preferred Stock [Member] USD ($)
Temporary Equity [Line Items]
Beginning balance			470,664,000							3,270,000		6,540,000							51,452,000								159,757,000		54,238,000							71,962,000								184,223,000
Issuance								950,254	6,000,000					6,000,000			8,312,593	51,215,548			51,452,000				6,000,000	37,672,200					37,681,000			4,000,000	24,648,000			24,648,000				13,413,050	82,640,484				82,898,000
Less: issuance costs		(3,890,000)	(24,133,000)																												(2,008,000)														[1]		(6,961,000)	[1]	[1]
Less: warrants to Series B Preferred Shares Investors																															(4,243,000)
Transfer from preferred share warrant liability																																						5,232,000
Accretion to redemption value																											414,272,000		108,776,000		22,870,000					183,155,000		43,042,000						457,463,000			110,964,000
Deemed dividend	540,000			14,402,000	540,000	2,337,532	14,402,000							540,000
Repurchased by the Company				(4,457,000)		(2,845,593)	(17,532,268)					(3,270,000)
Conversion into ordinary shares			1,536,175,000							(3,270,000)	[2]		[2]		[2]				(51,452,000)	[2]		[2]	[2]				(578,156,000)	[2]		[2]		[2]				(256,958,000)	[2]		[2]	[2]				(646,340,000)
Exchange difference																											4,127,000		(3,257,000)		(62,000)					1,841,000		(960,000)						4,654,000			(2,678,000)
Ending balance				470,664,000								3,270,000		6,540,000							51,452,000								159,757,000		54,238,000							71,962,000									184,223,000

[1]	The Company issued the Series A-1 and Series C Preferred Shares on the same date, and all the proceeds from issuance of Series A-1 Preferred Shares were used by the Company to repurchase 50% of the Series A Preferred Shares, all Li Meiping Ordinary shares, and certain ordinary shares held by Mr. Chen at the same issuance price of Series A-1 Preferred Shares, therefore, the Company considered that it is more appropriate to allocate all the issuance cost to Series C Preferred Shares as the issuance of Series A-1 Preferred Shares and repurchase of Series A Preferred Shares, Li Meiping Ordinary shares and certain ordinary shares were in substance a shareholders' transaction.
[2]	In August 2014, the Company completed its IPO. Accordingly, all outstanding preferred shares were converted into class A and class B ordinary shares. The carrying amount of preferred shares immediately prior to conversion was transferred to share capital and additional paid in capital.